Note 25 - Called Up Share Capital - Share Capital (Details) (Parentheticals) - Ordinary shares [member] - $ / shares	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Number of Shares (in dollars per share)	$ 0.012	$ 0.012	$ 0.012	$ 0.012
Number of Shares (in dollars per share)	$ 0.012	$ 0.012	$ 0.012	$ 0.012